RELATED PARTIES - Schedule of Total Amount of Transactions With Related Parties and Their Affiliates (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties
Cost of services, equipment and accessories	$ (33)	$ (24)	[1]
Selling, general and administrative expenses	(118)	(91)	[1]
Finance costs	(18)	(21)	[1]
Other operating income	1	0	[1]
Finance income	4	7	[1]
Profit before tax	104	58	[1]
Ultimate and Immediate parent
Disclosure of transactions between related parties
Cost of services, equipment and accessories	0	0
Selling, general and administrative expenses	0	0
Finance costs	(1)	0
Depreciation charge of right-of-use asset	0	0
Other operating income	0	0
Other operating expenses	0	(9)
Finance income	0	5
Profit before tax	(1)	(4)
Entities under common control
Disclosure of transactions between related parties
Cost of services, equipment and accessories	(4)	(2)
Selling, general and administrative expenses	0	0
Finance costs	(11)	(10)
Depreciation charge of right-of-use asset	(10)	(8)
Other operating income	1	0
Other operating expenses	(2)	0
Finance income	0	0
Profit before tax	(26)	(20)
Key Management Personnel
Disclosure of transactions between related parties
Cost of services, equipment and accessories	0	0
Selling, general and administrative expenses	(1)	(1)
Finance costs	0	0
Depreciation charge of right-of-use asset	0	0
Other operating income	0	0
Other operating expenses	0	0
Finance income	0	0
Profit before tax	$ (1)	$ (1)

[1]	Prior period comparatives have been reclassified to conform with the current period presentation